ONcore Series of Variable Annuities

The Ohio National Life Insurance Company

Ohio National Variable Account A

Supplement dated November 10, 2014

to the Prospectuses dated May 1, 2014

The following supplements and amends the prospectuses dated May 1, 2014:

The following supplements “Available Funds” in the prospectus.

Available Funds

Effective December 5, 2014, the following replaces the information for the Legg Mason Dynamic Multi-Strategy VIT Portfolio:

Fund	Investment Adviser (Subadviser)
Legg Mason Partners Variable Equity Trust (Class I Shares)
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	(QS Legg Mason Global Asset Allocation, LLC)

All references to such portfolio are amended to reflect the name change.

After December 3, 2014, the ClearBridge Variable All Cap Value Portfolio will not be an available investment option for the allocation of purchase payments or transfer of Contract Value. Effective December 5, 2014, the ClearBridge Variable All Cap Value Portfolio will reorganize into the ClearBridge Variable Large Cap Value Portfolio.

The following replaces Appendix C in the prospectus.

Appendix C

The following provides a list of the portfolios currently included in the Asset Allocation Models we make available.

Managed Volatility Model

Portfolio	Percentage of Model

TOPS® Managed Risk Balanced ETF Portfolio	15%
TOPS® Managed Risk Moderate Growth ETF Portfolio	15%
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	10%
PIMCO Global Diversified Allocation Portfolio	10%
Federated Managed Volatility Fund II	8%
Fidelity® VIP Target Volatility Portfolio	8%
Goldman Sachs Global Markets Navigator Fund	8%
Janus INTECH U.S. Low Volatility Portfolio	8%
TOPS® Managed Risk Growth ETF Portfolio	8%
Balanced Portfolio	4%
AllianceBernstein Dynamic Asset Allocation Portfolio	2%
Invesco V.I. Balanced-Risk Allocation Fund	2%
Lazard Retirement Multi-Asset Targeted Volatility Portfolio	2%

Model 1: Conservative

Portfolio	Percentage of Model

PIMCO Total Return Portfolio	40%
PIMCO Real Return Portfolio	16%
High Income Bond Portfolio	9%
Balanced Portfolio	8%
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	6%
PIMCO Global Bond Portfolio (Unhedged)	4%
Capital Appreciation Portfolio	3%
Goldman Sachs Large Cap Value Fund	3%
Strategic Value Portfolio	3%
Bristol Portfolio	2%
Lazard Retirement International Equity Portfolio	2%
Royce Small-Cap Portfolio	2%
Templeton Foreign VIP Fund	2%

Model 2: Moderately Conservative

Portfolio	Percentage of Model

PIMCO Total Return Portfolio	31%
PIMCO Real Return Portfolio	11%
Balanced Portfolio	8%
High Income Bond Portfolio	7%
Lazard Retirement International Equity Portfolio	6%
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	6%
Goldman Sachs Large Cap Value Fund	5%
Templeton Foreign VIP Fund	4%
Capital Appreciation Portfolio	3%
Royce Small-Cap Portfolio	3%
Strategic Value Portfolio	3%
Bristol Growth Portfolio	2%
Bristol Portfolio	2%
Fidelity® VIP Mid Cap Portfolio	2%
Fidelity® VIP Real Estate Portfolio	2%
Equity Portfolio	2%
PIMCO Global Bond Portfolio (Unhedged)	2%
Bryton Growth Portfolio	1%

Model 3: Balanced

Portfolio	Percentage of Model

PIMCO Total Return Portfolio	19%
Balanced Portfolio	10%
Lazard Retirement International Equity Portfolio	9%
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	8%
PIMCO Real Return Portfolio	7%
Templeton Foreign VIP Fund	7%
Goldman Sachs Large Cap Value Fund	6%
Capital Appreciation Portfolio	5%
Equity Portfolio	4%
High Income Bond Portfolio	4%
Bristol Portfolio	3%
Fidelity® VIP Mid Cap Portfolio	3%
Lazard Retirement Emerging Markets Equity Portfolio	3%
Royce Small-Cap Portfolio	3%
Strategic Value Portfolio	3%
Bristol Growth Portfolio	2%
Bryton Growth Portfolio	2%
Fidelity® VIP Real Estate Portfolio	2%

Model 4: Moderate Growth

Portfolio	Percentage of Model

Lazard Retirement International Equity Portfolio	11%
PIMCO Total Return Portfolio	10%
Templeton Foreign VIP Fund	10%
Balanced Portfolio	8%
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	8%
Goldman Sachs Large Cap Value Fund	7%
Capital Appreciation Portfolio	6%
Equity Portfolio	6%
Strategic Value Portfolio	6%
Fidelity® VIP Mid Cap Portfolio	4%
Lazard Retirement Emerging Markets Equity Portfolio	4%
Royce Small-Cap Portfolio	4%
Bristol Portfolio	3%
Bryton Growth Portfolio	3%
PIMCO Real Return Portfolio	3%
Small Cap Growth Portfolio	3%
Bristol Growth Portfolio	2%
Fidelity® VIP Real Estate Portfolio	2%

Model 5: Growth

Portfolio	Percentage of Model

Lazard Retirement International Equity Portfolio	13%
Templeton Foreign VIP Fund	12%
Balanced Portfolio	8%
Equity Portfolio	8%
Goldman Sachs Large Cap Value Fund	8%
Capital Appreciation Portfolio	7%
Strategic Value Portfolio	7%
Royce Small-Cap Portfolio	6%
Lazard Retirement Emerging Markets Equity Portfolio	5%
QS Legg Mason Dynamic Multi-Strategy VIT Portfolio	5%
Bristol Portfolio	4%
Fidelity® VIP Mid Cap Portfolio	4%
Small Cap Growth Portfolio	4%
Bryton Growth Portfolio	3%
Bristol Growth Portfolio	2%
Fidelity® VIP Real Estate Portfolio	2%
PIMCO Real Return Portfolio	2%

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